Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Common shareholders' net income (loss) for basic earnings per share	$ 3,086	$ 2,871
Add: Increase in income due to convertible instruments	10	10
Common shareholders’ net income (loss) on a diluted basis	$ 3,096	$ 2,881
Weighted average number of common shares outstanding for basic earnings per share (in millions) (in shares)	586	586
Add: Dilutive impact of stock options (in millions) (in shares)	0	0
Dilutive impact of convertible instruments (in millions) (in shares)	3	3
Weighted average number of common shares outstanding on a diluted basis (in shares)	589	589
Basic earnings (loss) per share (in CAD per share)	$ 5.27	$ 4.90
Diluted earnings (loss) per share (in CAD per share)	$ 5.26	$ 4.89
Share options
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)	2	1